                                              Rule 497(d)
                                              Reg. No. 333-38796


                  Government Securities Equity Trust Series 11


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.